Taxation (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Taxes [Abstract]
Tax expense	€ 11.0	€ 10.0	€ 41.2	€ 39.2